Note 4 - Convertible Notes Payable and Line of Credit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Schedule of Debt [Table Text Block]
	DECEMBER 31, 201 6	MARCH 3 1 , 201 7

Current liabilities:
Convertible notes, mature July 8, 2017	$280,000	$—
Line of credit, matures December 1, 2017	50,000	50,000
Convertible notes, mature December 30, 2017	280,000	280,000
Subtotal:	$610,000	$330,000

Long-term liabilities:
Convertible notes, mature June 1, 2018	4,800,097	4,680,097
Line of credit, matures March 31, 2019	—	175,000
Convertible notes, mature September 17, 2019	283,571	283,571
Convertible notes, mature December 31, 2019	167,000	292,000
Subtotal:	$5,250,668	$5,430,668

Total:	$5,860,668	$5,760,668

	DECEMBER 31, 2015	DECEMBER 31, 2016

Convertible notes, mature June 1, 2018	$3,245,972	$4,800,097
Convertible notes, mature September 17, 2019	—	283,571
Convertible notes, mature July 8, 2017	—	280,000
Convertible notes, mature December 30, 2017	—	280,000
Convertible notes, mature December 31, 2019	—	167,000
Line of credit, matures December 1, 2017	—	50,000
Total	$3,245,972	$5,860,668

Convertible Debt [Table Text Block]
Unit/ Conversion Price	Warrant Exercise Price	Aggregate Outstanding
$0.25	$0.40	$1,652,384
$0.35	$0.45	1,881,046
$0.55	$0.70	1,146,667
		$4,680,097

Pricing Supplement	Conversion Price	Warrant Exercise Price	Aggregate Investments
No. 1	$0.25	$0.40	$460,000
No. 2	$0.25	$0.40	1,100,000
No. 3	$0.35	$0.45	1,546,713
No. 4	$0.35	$0.45	550,000
No. 5	$0.55	$0.70	1,155,000
			$4,811,713